Derivative Liabilities	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE J - DERIVATIVE LIABILITIES

The Company applies the applicable accounting provisions for the accounting of the valuation of the embedded derivatives in our convertible debentures, warrants and put option. Accordingly, we recorded a derivative liability equal to the estimated fair value of the various features in 2014 with a corresponding discount to the underlying financial instruments issued. The liability is adjusted quarterly to the estimated fair value based upon then current market conditions. The Company records the change in the estimated fair value of the liability as an adjustment to other income or expense. We utilize historical volatility over a period generally commensurate with the remaining contractual term of the underlying financial instruments and uses daily intervals for price observations.

Derivative liabilities consisted of the following at:

	July 3, 2015	December 31, 2014
Related to senior secured convertible notes, short term	$10,401,000	$53,834,000
Related to warrants, short term	-	-
Total short-term	10,401,000	53,834,000
Related to put option	15,009,000	238,679,000
Related to senior secured convertible notes, long term	-	135,872,000
Related to warrants	1,047,000	15,633,000
Total long-term	16,056,000	390,184,000
Total derivative liability	$26,457,000	$444,018,000

The following assumptions were utilized:

	July 3, 2015	December 31, 2014
Average expected volatility - debt	23.09% to 38.77%	30.19 % to 34.76%
Average expected volatility - warrants	37.06% to 37.07%	37.92% to 38.05%
Average expected volatility - put option	37.32%	35.47%

Remaining expected term of the underlying securities - notes	10 days to 9.8 months	6 to 15.8 months
Remaining expected term of the underlying securities - warrants	4.2 years	4.8 years
Remaining expected term of the put option	2.5 years	3.0 years

Average risk free rate - debt	0.02% to 0.22%	0.12% to 0.38%
Average risk free rate - warrants	1.57%	1.63%
Average risk free rate - put option	2.63%	2.47%

Expected dividend rate	-0-%	-0-%
Closing price per share of common stock	$0.18	$2.40
Exercise price of warrants per share of common stock	$0.0218	$0.0218

The Company applies the applicable accounting provisions for the accounting of the valuation of the embedded derivatives in our convertible debentures, warrants and put option. Accordingly, we recorded a derivative liability equal to the estimated fair value of the various features in 2014 with a corresponding discount to the underlying financial instruments issued. The liability is adjusted quarterly to the estimated fair value based upon then current market conditions. The Company records the change in the estimated fair value of the liability as an adjustment to other expense. The Company utilizes historical volatility over a period generally commensurate with the remaining contractual term of the underlying financial instruments and uses daily intervals for price observations.

Derivative liabilities consisted of the following at December 31, 2014:
Related to EPA notes, short term	$(53,834,000)

Related to put option	(238,679,000)
Related to Follow-on notes	(135,872,000)
Related to Warrants	(15,633,000)
Total long-term	(390,184,000)
Total derivative liability	$(444,018,000)

At December 31, 2014, the following assumptions were utilized:
Average expected volatility - debt	30.19% to 34.76%
Average expected volatility - warrants	37.92% to 38.05%
Average expected volatility – put option	35.47%
Remaining expected term of the underlying securities - notes	15.8 months
Remaining expected term of the underlying securities - warrants	4.8 years
Remaining expected tern of the put option	3.0 years
Average risk free interest rate – debt	0.12% to 0.38%
Average risk free interest rate – warrants	1.63%
Average risk free interest rate – put option	2.47%
Expected dividend rate	-
Closing price per share of common stock	$2.40
Exercise price of warrants per share of common stock	$.0218